7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Investment in associate (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Investment in associate

The year ended December 31, 2025 and 2024 calculation for the Investment in AFOy is as follows:

Investment in AFOy as at December 31, 2023	$230,963
Loss on investment in AFOy	(40,257)
Investment in AFOy as at December 31, 2024	$190,706
Loss on investment in AFOy	(68,531)
Investment in AFOy as at December 31, 2025	$122,175